Loans and borrowings - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 690,000	¥ 200,000	$ 97,134
Current borrowings	¥ 1,850,294	¥ 2,141,432	$ 260,473
Non-current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.80%	3.00%	2.80%
Maturity		2025
Non-current borrowings	¥ 690,000	¥ 200,000	$ 97,134
Non-current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Non-current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024	2023
Current borrowings	¥ 1,850,294	¥ 2,141,432	$ 260,473
Current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	1.20%	0.90%	1.20%
Current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.10%	3.70%	2.10%